Mortgage Loans - Additional Information (Details) - Commercial Real Estate Portfolio Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
First Mortgage Lien
Mortgage Loans on Real Estate [Line Items]
Unamortized premium balance	$ 153,400,000	$ 177,100,000	$ 228,400,000
Non-performing loans	$ 0	$ 0	$ 0
California | Geographic Concentration Risk | First Mortgage Lien
Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	26.70%	27.00%
Texas | Geographic Concentration Risk | First Mortgage Lien
Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	11.50%	10.90%
Washington | Geographic Concentration Risk | First Mortgage Lien
Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	6.50%	6.70%
Los Angeles | Geographic Concentration Risk | First Mortgage Lien
Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	42.00%	42.70%
Lower risk
Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	68.50%	69.80%	70.30%
Lower risk | First Mortgage Lien
Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	65.00%	65.00%
Debt service coverage ratio, greater or less than	1.50	1.50
Medium risk
Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	20.70%	22.80%	24.20%
Medium risk | First Mortgage Lien
Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	65.00%	65.00%
Debt service coverage ratio, greater or less than	1.50	1.50
Medium risk | First Mortgage Lien | Minimum
Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	65.00%	65.00%
Medium risk | First Mortgage Lien | Maximum
Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	80.00%	80.00%
Higher risk
Mortgage Loans on Real Estate [Line Items]
Concentration risk percentage	10.80%	7.40%	5.50%
Higher risk | First Mortgage Lien
Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	80.00%	80.00%
Debt service coverage ratio, greater or less than	1.50	1.50
Higher risk | First Mortgage Lien | Minimum
Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	65.00%	65.00%
Higher risk | First Mortgage Lien | Maximum
Mortgage Loans on Real Estate [Line Items]
Loan to value ratio	80.00%	80.00%